Net Income - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 708		$ 654	$ 640
Defined benefit plans pension costs recognized in profit and loss	2,001		2,859	2,953
Post-employment benefit	2,709		3,513	3,593
Compensation cost of share-based payment transactions	8	$ 0	2	17
Salaries	26,630		25,464	26,204
Insurance	2,712		2,746	2,740
Others	12,904		14,430	14,470
Other employee benefit	42,246		42,640	43,414
Employee benefit expenses	44,963		46,155	47,024
Summary by functions
Compensation distributed to the employees			1,126	1,404
Remuneration paid to the directors			35	38
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	1,205		1,726	1,796
Employee benefit expenses	23,005		23,587	24,367
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 21,958		$ 22,568	$ 22,657